Finance costs	12 Months Ended
Dec. 31, 2020
Finance costs
Finance costs

8 Finance costs

	2020	2019
	£ 000	£ 000
Finance costs
Interest on loans from related parties	(709)	—
Discount unwind on deferred consideration	(19)	(14)
Interest expense on leases-Property	(74)	(46)
Other finance costs	(5)	(6)
Total finance costs	(807)	(66)

Interest on loans from related parties represents the interest charge by Imagination Industries Ltd, a company wholly owned by Stephen Fitzpatrick.

Discount unwind on deferred consideration represents the discount unwind on deferred consideration payable from the acquisition of Vertical Advanced Engineering Ltd.

Other finance costs represent discount unwind on provisions for dilapidations.